REDEEMABLE NON CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

13. REDEEMABLE NON-CONTROLLING INTERESTS

On Location

In connection with the acquisition of On Location Events, LLC, dba On Location ("OL") in January 2020, the Company entered into the OL LLC Agreement of OLE Parent with 32 Equity, LLC ("32 Equity"). The terms of the agreement provided 32 Equity with certain rights to put its common units in OLE Parent to the Company upon a termination of the Commercial License Agreement ("CLA") or at its option at any time following the Lockup Period as defined. The Company also had certain call rights to require 32 Equity to sell its common units in OLE Parent to the Company upon a termination of the CLA in the event the aforementioned put rights were not exercised. The put/call price was an amount equal to fair market value and the exercise of these put/call rights would have given rise to an obligation of the Company to make a premium payment to 32 Equity in certain circumstances. The premium payment was recognized as a separate unit of account from the non-controlling interest.

In April 2022, a series of transactions was completed between the Company and 32 Equity. Per the terms of the OL LLC Agreement, 32 Equity had the right to purchase additional common units in OLE Parent from the Company that would result in 32 Equity having an aggregate ownership percentage interest in OLE Parent of 32% at a price per unit equal to the original acquisition price of its rollover equity. 32 Equity exercised such right and paid the Company cash of $87.9 million. Following this exercise, EOC issued 8,037,483 EOC common units (and 32 Equity obtained an equal number of paired shares of the Company's Class X common stock) in exchange for 32 Equity's non-controlling interests of OLE Parent. The aggregate value of the shares was $223.7 million based on the volume-weighted average trading price of the Class A common stock for thirty days ending on the day before the close. The Company and 32 Equity also agreed to settle the premium contingent consideration resulting in the Company paying 32 Equity $24.0 million in cash. In addition, the Company issued 495,783 shares of Class A common stock to several employees of the Company in exchange for the employees' direct or indirect interests in OLE Parent based on the same valuation. As a result of these transactions, OLE Parent became an indirect wholly-owned subsidiary of EOC.

China

In June 2016, the Company received a contribution of $75.0 million from third parties in a newly formed subsidiary of the Company that was formed to expand the Company’s existing business in China ("Endeavor China"). This contribution gave the non-controlling interests holders approximately 34% ownership of the subsidiary. The holders of the non-controlling interests had the right to put their investment to the Company at any time after June 1, 2023 for fair market value.

In April 2022, the Company issued 5,693,774 shares of Class A common stock in exchange for the non-controlling partnership interests of Endeavor China. The aggregate value of the shares was $158.5 million based on the volume-weighted average trading price of the Class A common stock for thirty days ending on the day before the close. In addition, EOC issued 659,896 common units in EOC to several employees of the Company, including members of management (and such employees obtained an equal number of paired shares of the Company's Class X common stock), in exchange for the employees' direct or indirect interests in Endeavor China based on the same valuation. As a result of these transactions, Endeavor China became an indirect wholly-owned subsidiary of EOC.

Barrett-Jackson

In connection with the acquisition of Barrett-Jackson in August 2022 (Note 5), the terms of the agreement provide the sellers a put option to sell their remaining ownership to IMG Auction Company, LLC, a subsidiary of the Company. The first election is between April and July 2029 for 29.9% of the total issued and outstanding units of Barrett-Jackson at that time and the second election is between April and July 2031 for any remaining ownership at that time. The purchase price of the put right is equal to Barrett-Jackson's EBITDA, as defined, multiplied by 13. This redeemable non-controlling interest was recognized at the acquisition date at fair value of $210.1 million. As of December 31, 2023 and 2022, the estimated redemption value was below the carrying value of $203.9 million and $207.9 million, respectively.

Zuffa

In July 2018, the Company received a contribution of $9.7 million from third parties (the "Russia Co-Investors") in a newly formed subsidiary of the Company (the "Russia Subsidiary") that was formed to expand the Company’s existing business in Russia and certain other countries in the Commonwealth of Independent States. The terms of this contribution provide the Russia Co-Investors with a put option to sell their ownership in the Russia Subsidiary five years and nine months after the consummation of the contribution. The purchase price of the put option is the greater of the total investment amount, defined as the Russia Co-Investors’ cash contributions less cash distributions, or fair value. As of December 31, 2023 and 2022, the estimated redemption value was $11.2 million and $9.7 million, respectively.

Frieze

In connection with the acquisition of Frieze in 2016, the terms of the agreement provide the sellers with a put option to sell their remaining 30% interest after fiscal year 2020. The Company also has a call option to buy the remaining 30% interest after fiscal year 2020 or upon termination of employment of the sellers who continued to be employees of Frieze after the acquisition. The price of the put and call option is equal to Frieze’s prior year’s EBITDA multiplied by 7.5. As of December 31, 2022, the estimated redemption value was below the carrying value of $24.6 million. In May 2023, the Company exercised its call option to purchase the remaining 30% interest for $16.5 million.